Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	May 01, 2017
Registrant Name	DREYFUS INVESTMENT FUNDS
Central Index Key	0000799295
Amendment Flag	false
Document Creation Date	May 01, 2017
Document Effective Date	May 01, 2017
Prospectus Date	Mar. 31, 2017
Class T Prospectus | Dreyfus/Newton International Equity Fund | Class T
Prospectus:
Trading Symbol	DNETX